JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 85.1%
Azerbaijan — 0.2%
Republic of Azerbaijan
3.50%, 9/1/2032 (a)	1,092,000	948,402
3.50%, 9/1/2032 (b)	1,000	869
		949,271
Bahrain — 3.8%
CBB International Sukuk Programme Co. SPC
4.50%, 3/30/2027 (a)	1,690,000	1,648,806
3.95%, 9/16/2027 (a)	1,879,000	1,795,619
Kingdom of Bahrain
7.00%, 1/26/2026 (a)	824,000	833,269
7.00%, 10/12/2028 (a)	2,489,000	2,574,572
6.75%, 9/20/2029 (a)	3,107,000	3,177,250
7.38%, 5/14/2030 (a)	447,000	468,514
5.63%, 9/30/2031 (a)	3,206,000	3,055,735
5.45%, 9/16/2032 (a)	4,253,000	3,963,286
5.25%, 1/25/2033 (a)	1,132,000	1,032,599
5.63%, 5/18/2034 (a)	3,786,000	3,487,853
6.00%, 9/19/2044 (a)	900,000	768,375
		22,805,878
Brazil — 5.4%
Federative Republic of Brazil
6.00%, 4/7/2026	2,336,000	2,358,215
4.50%, 5/30/2029	4,663,000	4,451,999
3.88%, 6/12/2030	5,673,000	5,139,965
3.75%, 9/12/2031	1,111,000	977,947
6.00%, 10/20/2033	5,352,000	5,292,754
8.25%, 1/20/2034	1,978,000	2,272,722
7.13%, 1/20/2037	557,000	591,395
5.00%, 1/27/2045	3,838,000	3,039,696
5.63%, 2/21/2047	3,606,000	3,050,063
4.75%, 1/14/2050	7,077,000	5,184,256
		32,359,012
Chile — 1.8%
Republic of Chile
3.24%, 2/6/2028	1,679,000	1,601,766
2.55%, 1/27/2032	1,053,000	905,580
2.55%, 7/27/2033	4,386,000	3,642,573
4.95%, 1/5/2036	408,000	400,860
3.10%, 5/7/2041	3,131,000	2,356,078
3.25%, 9/21/2071	2,472,000	1,583,637
		10,490,494
China — 1.1%
Export-Import Bank of China (The) 2.88%, 4/26/2026 (a)	1,813,000	1,774,347
People's Republic of China
1.25%, 10/26/2026 (a)	1,694,000	1,607,674

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
China—continued
2.63%, 11/2/2027 (a)	2,806,000	2,710,877
3.50%, 10/19/2028 (a)	576,000	568,264
		6,661,162
Colombia — 4.5%
Republic of Colombia
4.50%, 3/15/2029	1,622,000	1,511,704
3.00%, 1/30/2030	4,400,000	3,693,800
3.13%, 4/15/2031	1,624,000	1,311,380
3.25%, 4/22/2032	5,809,000	4,548,447
8.00%, 4/20/2033	419,000	437,645
7.75%, 11/7/2036	327,000	328,145
7.38%, 9/18/2037	4,860,000	4,755,510
6.13%, 1/18/2041	3,336,000	2,805,576
4.13%, 2/22/2042	908,000	597,918
5.63%, 2/26/2044	1,086,000	835,134
5.00%, 6/15/2045	3,076,000	2,160,029
5.20%, 5/15/2049	3,210,000	2,248,605
4.13%, 5/15/2051	500,000	298,500
8.75%, 11/14/2053	659,000	690,961
8.38%, 11/7/2054	362,000	365,258
3.88%, 2/15/2061	299,000	164,749
		26,753,361
Costa Rica — 1.5%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	2,227,000	2,247,043
6.55%, 4/3/2034 (a)	400,000	411,376
7.00%, 4/4/2044 (a)	1,917,000	1,982,906
7.16%, 3/12/2045 (a)	2,415,000	2,541,039
7.30%, 11/13/2054 (a)	1,604,000	1,703,247
		8,885,611
Dominican Republic — 4.4%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	1,958,000	1,975,622
5.95%, 1/25/2027 (a)	1,907,000	1,903,186
6.00%, 7/19/2028 (a)	2,438,000	2,439,268
4.50%, 1/30/2030 (a)	4,917,000	4,575,908
4.88%, 9/23/2032 (a)	2,922,000	2,680,935
6.00%, 2/22/2033 (a) (c)	1,994,000	1,964,090
5.30%, 1/21/2041 (a)	2,621,000	2,316,309
6.40%, 6/5/2049 (b) (c)	2,968,000	2,910,272
6.40%, 6/5/2049 (a)	1,130,000	1,108,021
5.88%, 1/30/2060 (a)	4,686,000	4,189,284
		26,062,895
Egypt — 2.0%
Arab Republic of Egypt
7.50%, 1/31/2027 (a)	1,433,000	1,428,969

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Egypt—continued
5.80%, 9/30/2027 (a)	800,000	758,000
6.59%, 2/21/2028 (a)	800,000	764,176
7.60%, 3/1/2029 (a)	1,145,000	1,109,780
7.05%, 1/15/2032 (a)	2,557,000	2,238,986
7.63%, 5/29/2032 (a)	249,000	222,855
7.30%, 9/30/2033 (a)	925,000	795,787
8.50%, 1/31/2047 (a)	1,559,000	1,254,512
8.70%, 3/1/2049 (a)	3,180,000	2,588,711
8.88%, 5/29/2050 (a)	303,000	251,111
Egyptian Financial Co. for Sovereign Taskeek (The) 10.88%, 2/28/2026 (a)	539,000	562,076
		11,974,963
Guatemala — 0.5%
Republic of Guatemala
6.60%, 6/13/2036 (a)	633,000	641,704
6.13%, 6/1/2050 (a)	2,371,000	2,174,657
		2,816,361
Hungary — 1.9%
Hungary Government Bond
6.13%, 5/22/2028 (a)	1,394,000	1,429,003
5.25%, 6/16/2029 (a)	3,219,000	3,185,200
2.13%, 9/22/2031 (a)	331,000	265,131
6.25%, 9/22/2032 (a)	700,000	722,449
5.50%, 6/16/2034 (a)	478,000	465,452
5.50%, 3/26/2036 (a)	1,222,000	1,171,593
7.63%, 3/29/2041	2,096,000	2,373,720
6.75%, 9/25/2052 (a)	1,164,000	1,226,565
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	337,000	341,213
		11,180,326
India — 0.6%
Export-Import Bank of India
3.88%, 2/1/2028 (a)	400,000	389,748
3.25%, 1/15/2030 (a)	589,000	544,554
2.25%, 1/13/2031 (a)	1,724,000	1,481,778
5.50%, 1/18/2033 (a)	798,000	821,102
		3,237,182
Indonesia — 3.1%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 5/28/2025 (a)	219,000	218,179
4.55%, 3/29/2026 (a)	1,013,000	1,010,467
4.15%, 3/29/2027 (a)	1,260,000	1,239,525
4.45%, 2/20/2029 (a)	264,000	259,206
2.80%, 6/23/2030 (a)	1,081,000	967,452
2.55%, 6/9/2031 (a)	287,000	248,614
4.70%, 6/6/2032 (a)	339,000	332,644
5.60%, 11/15/2033 (a)	334,000	346,191
5.20%, 7/2/2034 (b)	615,000	619,625

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Indonesia—continued
Republic of Indonesia
3.50%, 1/11/2028	462,000	443,802
4.10%, 4/24/2028	1,436,000	1,403,690
4.65%, 9/20/2032	2,443,000	2,375,817
4.85%, 1/11/2033	1,850,000	1,824,562
6.63%, 2/17/2037 (a)	975,000	1,098,094
7.75%, 1/17/2038 (a)	1,229,000	1,519,351
4.63%, 4/15/2043 (a)	490,000	453,250
4.20%, 10/15/2050	2,963,000	2,496,327
3.05%, 3/12/2051	2,124,000	1,449,630
		18,306,426
Iraq — 0.2%
Republic of Iraq 5.80%, 1/15/2028 (a)	1,332,625	1,293,063
Ivory Coast — 0.8%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	1,575,000	1,429,312
8.25%, 1/30/2037 (a)	3,225,000	3,208,875
		4,638,187
Jamaica — 1.1%
Jamaica Government Bond
6.75%, 4/28/2028	1,968,000	2,036,880
7.88%, 7/28/2045	3,773,000	4,452,140
		6,489,020
Jordan — 1.2%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	2,492,000	2,460,071
7.50%, 1/13/2029 (a)	1,283,000	1,309,404
5.85%, 7/7/2030 (a)	2,536,000	2,409,986
7.38%, 10/10/2047 (a)	1,159,000	1,076,781
		7,256,242
Kazakhstan — 0.3%
Republic of Kazakhstan
4.88%, 10/14/2044 (a)	253,000	236,476
6.50%, 7/21/2045 (a)	1,368,000	1,520,190
		1,756,666
Kenya — 1.2%
Republic of Kenya
7.25%, 2/28/2028 (a)	1,532,000	1,475,990
8.00%, 5/22/2032 (a)	4,343,000	3,978,666
6.30%, 1/23/2034 (a)	538,000	432,754
8.25%, 2/28/2048 (a)	1,440,000	1,206,900
		7,094,310
Kuwait — 0.5%
State of Kuwait 3.50%, 3/20/2027 (a)	3,149,000	3,073,227

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Latvia — 0.1%
Latvia Government Bond 5.13%, 7/30/2034 (a)	554,000	550,997
Malaysia — 0.1%
Malaysia Sukuk Global Bhd. 3.18%, 4/27/2026 (a)	502,000	493,165
Mexico — 4.2%
United Mexican States
4.15%, 3/28/2027	742,000	729,711
3.75%, 1/11/2028	3,444,000	3,309,469
4.50%, 4/22/2029	1,174,000	1,135,845
2.66%, 5/24/2031	1,985,000	1,654,994
4.75%, 4/27/2032	800,000	747,750
3.50%, 2/12/2034	3,856,000	3,171,560
6.75%, 9/27/2034	1,743,000	1,824,703
6.05%, 1/11/2040	1,000,000	966,250
4.75%, 3/8/2044	2,522,000	2,019,964
4.60%, 1/23/2046	4,912,000	3,762,285
4.40%, 2/12/2052	2,607,000	1,870,522
6.34%, 5/4/2053	1,198,000	1,121,253
3.75%, 4/19/2071	4,733,000	2,817,614
		25,131,920
Morocco — 0.9%
Kingdom of Morocco
5.95%, 3/8/2028 (a)	1,410,000	1,429,387
3.00%, 12/15/2032 (a)	2,921,000	2,412,571
6.50%, 9/8/2033 (a)	842,000	881,734
4.00%, 12/15/2050 (a)	1,261,000	880,342
		5,604,034
Nigeria — 2.9%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	1,274,000	1,267,630
6.13%, 9/28/2028 (a)	1,827,000	1,661,163
8.38%, 3/24/2029 (a)	2,642,000	2,557,218
7.14%, 2/23/2030 (a)	706,000	638,930
8.75%, 1/21/2031 (a)	1,516,000	1,451,828
7.88%, 2/16/2032 (a)	1,675,000	1,510,113
7.38%, 9/28/2033 (a)	5,828,000	4,927,457
7.70%, 2/23/2038 (a)	1,180,000	957,098
7.63%, 11/28/2047 (a)	2,099,000	1,589,993
8.25%, 9/28/2051 (a)	1,115,000	881,207
		17,442,637
Oman — 4.7%
Oman Sovereign Sukuk SAOC 4.88%, 6/15/2030 (a)	2,575,000	2,583,858
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	4,184,000	4,140,863
6.75%, 10/28/2027 (a)	1,770,000	1,834,162
5.63%, 1/17/2028 (a)	2,182,000	2,198,365
6.00%, 8/1/2029 (a)	3,063,000	3,135,440

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Oman—continued
6.25%, 1/25/2031 (a)	2,724,000	2,839,770
7.38%, 10/28/2032 (a)	3,099,000	3,478,627
6.50%, 3/8/2047 (a)	2,702,000	2,760,256
6.75%, 1/17/2048 (a)	1,930,000	2,015,267
7.00%, 1/25/2051 (a)	2,649,000	2,855,225
		27,841,833
Pakistan — 1.0%
Islamic Republic of Pakistan
6.00%, 4/8/2026 (a)	538,000	503,366
6.88%, 12/5/2027 (a)	4,993,000	4,474,976
7.38%, 4/8/2031 (a)	1,449,000	1,211,274
		6,189,616
Panama — 2.1%
Republic of Panama
3.88%, 3/17/2028	1,075,000	1,009,962
3.16%, 1/23/2030	1,823,000	1,575,072
2.25%, 9/29/2032	2,868,000	2,115,150
6.70%, 1/26/2036	2,918,000	2,884,268
6.88%, 1/31/2036	316,000	314,716
4.30%, 4/29/2053	610,000	393,230
6.85%, 3/28/2054	743,000	683,932
3.87%, 7/23/2060	2,481,000	1,422,531
4.50%, 1/19/2063	3,443,000	2,231,512
		12,630,373
Paraguay — 0.7%
Republic of Paraguay
4.95%, 4/28/2031 (a)	1,410,000	1,369,022
6.10%, 8/11/2044 (a)	2,824,000	2,796,642
		4,165,664
Peru — 2.1%
Republic of Peru
4.13%, 8/25/2027 (c)	350,000	342,672
2.78%, 1/23/2031	2,329,000	2,029,869
1.86%, 12/1/2032	3,528,000	2,745,225
8.75%, 11/21/2033	1,005,000	1,229,557
3.00%, 1/15/2034	1,554,000	1,291,277
6.55%, 3/14/2037	172,000	186,351
3.30%, 3/11/2041	1,858,000	1,411,500
5.63%, 11/18/2050	200,000	196,625
2.78%, 12/1/2060	2,030,000	1,171,056
3.23%, 7/28/2121	3,374,000	1,929,523
		12,533,655
Philippines — 2.7%
Republic of Philippines
5.50%, 3/30/2026	633,000	638,934

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Philippines—continued
3.00%, 2/1/2028	1,265,000	1,198,192
3.75%, 1/14/2029	1,868,000	1,791,748
9.50%, 2/2/2030	428,000	517,880
2.46%, 5/5/2030	1,498,000	1,325,730
6.38%, 1/15/2032	200,000	216,563
5.00%, 7/17/2033	500,000	498,750
6.38%, 10/23/2034	508,000	558,800
4.75%, 3/5/2035	200,000	195,000
5.00%, 1/13/2037	2,644,000	2,621,691
3.95%, 1/20/2040	587,000	506,287
3.70%, 3/1/2041	3,016,000	2,491,970
3.70%, 2/2/2042	1,709,000	1,399,244
2.65%, 12/10/2045	1,649,000	1,094,524
4.20%, 3/29/2047	422,000	358,700
5.50%, 1/17/2048	300,000	305,625
5.60%, 5/14/2049	234,000	240,728
		15,960,366
Poland — 1.9%
Republic of Poland
3.25%, 4/6/2026	3,844,000	3,773,616
4.88%, 10/4/2033	3,114,000	3,062,962
5.13%, 9/18/2034	542,000	537,962
5.50%, 4/4/2053	3,920,000	3,806,281
5.50%, 3/18/2054	391,000	377,761
		11,558,582
Qatar — 2.5%
State of Qatar
3.40%, 4/16/2025 (a)	619,000	615,905
3.25%, 6/2/2026 (a)	786,000	771,754
4.50%, 4/23/2028 (a)	628,000	629,570
4.00%, 3/14/2029 (a)	2,757,000	2,715,645
3.75%, 4/16/2030 (a)	1,843,000	1,775,039
4.75%, 5/29/2034 (a)	295,000	298,872
6.40%, 1/20/2040 (a)	583,000	664,256
4.63%, 6/2/2046 (a)	759,000	703,502
4.82%, 3/14/2049 (a)	2,037,000	1,920,504
4.40%, 4/16/2050 (a)	5,032,000	4,458,050
		14,553,097
Romania — 2.1%
Romania Government Bond
3.00%, 2/27/2027 (a)	3,114,000	2,943,703
5.25%, 11/25/2027 (a)	340,000	334,730
6.63%, 2/17/2028 (a)	1,110,000	1,135,669
5.88%, 1/30/2029 (a)	1,392,000	1,378,010
3.63%, 3/27/2032 (a)	216,000	180,630
6.00%, 5/25/2034 (a)	770,000	733,425

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Romania—continued
5.75%, 3/24/2035 (b)	922,000	848,701
6.13%, 1/22/2044 (a) (c)	3,658,000	3,350,911
5.13%, 6/15/2048 (a)	540,000	428,369
4.00%, 2/14/2051 (a)	446,000	295,738
7.63%, 1/17/2053 (a)	1,010,000	1,062,298
		12,692,184
Saudi Arabia — 3.9%
Kingdom of Saudi Arabia
4.00%, 4/17/2025 (a)	284,000	282,759
3.25%, 10/26/2026 (a)	238,000	231,901
2.50%, 2/3/2027 (a)	2,811,000	2,682,748
3.63%, 3/4/2028 (a)	4,222,000	4,078,188
4.38%, 4/16/2029 (a)	1,062,000	1,046,070
4.50%, 4/17/2030 (a)	900,000	885,375
2.25%, 2/2/2033 (a)	4,743,000	3,880,367
5.00%, 1/16/2034 (a)	1,370,000	1,368,287
4.50%, 10/26/2046 (a)	3,819,000	3,246,150
4.63%, 10/4/2047 (a)	1,369,000	1,178,623
5.00%, 4/17/2049 (a)	300,000	272,438
5.25%, 1/16/2050 (a)	1,858,000	1,751,165
3.75%, 1/21/2055 (a)	450,000	320,062
3.45%, 2/2/2061 (a)	1,701,000	1,110,966
KSA Sukuk Ltd.
4.27%, 5/22/2029 (a)	200,000	196,813
2.25%, 5/17/2031 (a)	1,031,000	881,505
		23,413,417
Serbia — 0.8%
Republic of Serbia
6.50%, 9/26/2033 (a)	2,325,000	2,423,092
6.00%, 6/12/2034 (a)	2,331,000	2,330,277
		4,753,369
South Africa — 3.6%
Republic of South Africa
4.85%, 9/27/2027	384,000	376,800
4.30%, 10/12/2028	3,675,000	3,482,062
4.85%, 9/30/2029	6,456,000	6,110,604
7.10%, 11/19/2036 (b)	2,197,000	2,217,981
5.65%, 9/27/2047	3,907,000	3,076,763
5.75%, 9/30/2049	2,371,000	1,864,199
7.30%, 4/20/2052	4,222,000	3,989,790
		21,118,199
Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (a)	1,636,000	1,598,683
Turkey — 7.8%
Hazine Mustesarligi Varlik Kiralama A/S
5.13%, 6/22/2026 (a)	353,000	349,925

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey—continued
7.25%, 2/24/2027 (a)	4,714,000	4,855,420
8.51%, 1/14/2029 (a)	400,000	431,000
Republic of Turkiye (The)
4.75%, 1/26/2026	4,696,000	4,691,022
4.25%, 4/14/2026	2,772,000	2,742,201
4.88%, 10/9/2026	3,055,000	3,038,381
6.00%, 3/25/2027	451,000	457,003
5.13%, 2/17/2028	4,138,000	4,060,412
6.13%, 10/24/2028	1,241,000	1,253,410
7.63%, 4/26/2029	1,553,000	1,634,047
11.88%, 1/15/2030	139,000	176,487
9.13%, 7/13/2030	625,000	701,563
5.95%, 1/15/2031	3,562,000	3,440,669
5.88%, 6/26/2031	373,000	356,448
7.13%, 7/17/2032	663,000	670,578
9.38%, 1/19/2033	2,137,000	2,458,218
6.50%, 9/20/2033	1,674,000	1,625,349
6.88%, 3/17/2036	3,824,000	3,759,489
6.75%, 5/30/2040	583,000	546,745
6.00%, 1/14/2041	4,391,000	3,740,583
4.88%, 4/16/2043	1,621,000	1,179,278
5.75%, 5/11/2047	5,171,000	4,030,174
		46,198,402
United Arab Emirates — 2.4%
Finance Department Government of Sharjah 6.13%, 3/6/2036 (a)	635,000	631,793
Sharjah Sukuk Program Ltd.
4.23%, 3/14/2028 (a)	500,000	484,530
3.23%, 10/23/2029 (a)	1,363,000	1,237,890
United Arab Emirates Government Bond
3.13%, 5/3/2026 (a)	301,000	294,399
3.13%, 10/11/2027 (a)	1,975,000	1,897,738
1.63%, 6/2/2028 (a)	3,445,000	3,113,419
2.50%, 9/30/2029 (a)	1,158,000	1,055,587
2.00%, 10/19/2031 (a)	634,000	534,739
6.50%, 11/23/2032 (a)	200,000	210,396
3.13%, 9/30/2049 (a)	1,472,000	1,029,487
3.88%, 4/16/2050 (a)	368,000	294,514
3.90%, 9/9/2050 (a)	330,000	240,900
4.95%, 7/7/2052 (a)	567,000	533,689
3.25%, 10/19/2061 (a)	1,290,000	869,538
2.70%, 9/2/2070 (a)	3,228,000	1,876,275
		14,304,894
Uruguay — 1.7%
Oriental Republic of Uruguay
4.38%, 10/27/2027	100,000	99,438
4.38%, 1/23/2031	3,849,000	3,763,600
5.75%, 10/28/2034	575,000	603,211

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Uruguay—continued
7.63%, 3/21/2036	364,000	436,982
5.10%, 6/18/2050	3,042,000	2,924,122
4.98%, 4/20/2055	2,538,000	2,354,782
		10,182,135
Zambia — 0.5%
Republic of Zambia
5.75%, 6/30/2033 (a) (d)	2,030,112	1,796,015
0.50%, 12/31/2053 (a)	1,882,000	1,068,623
		2,864,638
Total Foreign Government Securities (Cost $501,138,421)		505,865,517
Corporate Bonds — 12.7%
Azerbaijan — 0.5%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	3,048,000	3,091,952
Bahrain — 0.2%
Bapco Energies BSC Closed 7.50%, 10/25/2027 (a)	1,130,000	1,169,200
Chile — 0.9%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	1,795,000	1,614,378
5.95%, 1/8/2034 (a)	565,000	573,122
4.50%, 8/1/2047 (a)	1,150,000	917,700
4.38%, 2/5/2049 (a)	697,000	544,096
3.70%, 1/30/2050 (a)	1,949,000	1,366,736
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	200,000	169,000
		5,185,032
China — 1.2%
China Development Bank 1.00%, 10/27/2025 (a)	316,000	305,237
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (a)	200,000	195,616
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	1,320,000	1,326,679
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 5/13/2025 (a)	700,000	691,404
2.95%, 11/12/2029 (a)	601,000	565,571
2.70%, 5/13/2030 (a)	472,000	435,982
2.30%, 1/8/2031 (a)	798,000	709,965
SPIC MTN Co. Ltd. 1.63%, 7/27/2025 (a)	217,000	212,185
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027 (a)	1,749,000	1,710,190
1.63%, 8/5/2030 (a)	805,000	698,152
		6,850,981
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (e)	1,685,000	1,715,650
Hungary — 0.2%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	1,082,000	1,109,050

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Indonesia — 0.6%
Indonesia Asahan Aluminium PT 4.75%, 5/15/2025 (a)	343,000	342,035
Pertamina Persero PT
5.63%, 5/20/2043 (a)	894,000	874,207
4.18%, 1/21/2050 (a)	792,000	627,882
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (a)	500,000	491,000
5.45%, 5/21/2028 (a)	253,000	255,530
5.25%, 10/24/2042 (a)	591,000	542,006
6.15%, 5/21/2048 (a)	262,000	264,408
		3,397,068
Malaysia — 1.0%
Petronas Capital Ltd.
3.50%, 4/21/2030 (a)	1,440,000	1,354,939
2.48%, 1/28/2032 (a)	2,158,000	1,847,054
4.55%, 4/21/2050 (a)	200,000	179,664
3.40%, 4/28/2061 (a)	3,735,000	2,633,847
		6,015,504
Mexico — 3.4%
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (a)	360,000	357,300
Comision Federal de Electricidad 6.45%, 1/24/2035 (b)	498,000	479,823
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	844,000	696,300
Petroleos Mexicanos
4.50%, 1/23/2026	1,383,000	1,341,510
6.88%, 8/4/2026 (c)	317,000	315,057
6.50%, 1/23/2029	259,000	244,351
8.75%, 6/2/2029	3,765,000	3,821,475
6.84%, 1/23/2030	894,000	827,509
6.70%, 2/16/2032	3,822,000	3,386,674
10.00%, 2/7/2033	743,000	790,366
6.63%, 6/15/2035	2,667,000	2,177,005
6.50%, 6/2/2041	4,700,000	3,504,367
6.75%, 9/21/2047	1,348,000	963,685
7.69%, 1/23/2050	1,670,000	1,307,961
6.95%, 1/28/2060	424,000	302,145
		20,515,528
Oman — 0.2%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (b)	1,282,000	1,319,255
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a) (c)	882,000	648,270
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	200,000	161,438
		809,708

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Peru — 0.2%
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	200,000	152,562
5.63%, 6/19/2047 (a)	1,706,000	1,110,504
		1,263,066
Poland — 0.7%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	2,417,000	2,407,477
5.75%, 7/9/2034 (b)	1,044,000	1,059,274
6.25%, 7/9/2054 (b)	861,000	876,283
		4,343,034
Qatar — 0.6%
QatarEnergy
2.25%, 7/12/2031 (a)	600,000	514,314
3.13%, 7/12/2041 (a)	3,623,000	2,747,067
3.30%, 7/12/2051 (a)	202,000	142,915
		3,404,296
Saudi Arabia — 0.8%
Gaci First Investment Co.
5.00%, 10/13/2027 (a)	701,000	700,888
5.00%, 1/29/2029 (a)	997,000	997,100
4.75%, 2/14/2030 (a)	302,000	299,641
4.88%, 2/14/2035 (a)	1,552,000	1,500,590
5.13%, 2/14/2053 (a)	678,000	595,792
Suci Second Investment Co. 6.25%, 10/25/2033 (a)	367,000	398,210
		4,492,221
South Africa — 0.5%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028 (a)	1,486,000	1,483,221
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,469,000	1,505,725
		2,988,946
United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	957,000	867,281
Abu Dhabi Developmental Holding Co. PJSC 5.50%, 5/8/2034 (a)	867,000	893,461
Adnoc Murban Rsc Ltd. 5.13%, 9/11/2054 (b)	595,000	561,162
DP World Ltd. 6.85%, 7/2/2037 (a)	1,900,000	2,094,750
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	2,178,000	1,992,130
3.38%, 3/28/2032 (a)	866,000	785,003
3.40%, 6/7/2051 (a)	682,000	484,663
		7,678,450
Total Corporate Bonds (Cost $73,199,875)		75,348,941

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.1%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (f) (g) (Cost $2,630,656)	2,630,656	2,630,656
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (f) (g)(Cost $3,713,035)	3,713,035	3,713,035
Total Short-Term Investments (Cost $6,343,691)		6,343,691
Total Investments — 98.9% (Cost $580,681,987)		587,558,149
Other Assets in Excess of Liabilities — 1.1%		6,828,938
NET ASSETS — 100.0%		594,387,087

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
MTN	Medium Term Note
PJSC	Public Joint Stock Company
PT	Limited liability company
SPC	Special purpose company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at November 30, 2024. The total value of securities on loan at November 30, 2024 is $3,551,537.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$75,348,941	$—	$75,348,941
Foreign Government Securities	—	505,865,517	—	505,865,517
Short-Term Investments
Investment Companies	2,630,656	—	—	2,630,656
Investment of Cash Collateral from Securities Loaned	3,713,035	—	—	3,713,035
Total Short-Term Investments	6,343,691	—	—	6,343,691

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$6,343,691	$581,214,458	$—	$587,558,149
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (a) (b)	$7,001,400	$25,050,780	$28,338,145	$(1,700)	$700	$3,713,035	3,713,035	$147,135	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	896,718	18,771,795	19,668,513	—	—	—	—	39,307	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	3,914,092	37,882,770	39,166,206	—	—	2,630,656	2,630,656	109,189	—
Total	$11,812,210	$81,705,345	$87,172,864	$(1,700)	$700	$6,343,691		$295,631	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.